Consolidated Statements of Shareholders' Equity	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class A USD ($) shares	Ordinary Shares Class B CNY (¥) shares	Ordinary Shares Class B USD ($) shares	Treasury stock Class A CNY (¥) shares	Treasury stock Class A USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Retained Earnings (accumulated losses) CNY (¥)	Retained Earnings (accumulated losses) USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Total Green Tree Hospitality Group Ltd. Shareholders’ Equity CNY (¥)	Total Green Tree Hospitality Group Ltd. Shareholders’ Equity USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 222,587,070		¥ 115,534,210				¥ 2,080,513,055		¥ (392,390,875)		¥ 41,880,907		¥ 2,068,124,367		¥ 190,930,675		¥ 2,259,055,042
Balance at Dec. 31, 2021	¥ 222,587,070		¥ 115,534,210				2,080,513,055		(392,390,875)		41,880,907		2,068,124,367		190,930,675		2,259,055,042
Balance (in Shares) at Dec. 31, 2021 | shares	68,286,954	68,286,954	34,762,909	34,762,909
Balance (in Shares) at Dec. 31, 2021 | shares
Purchase of noncontrolling interests
Capital contribution from noncontrolling interest holders															400,000		400,000
Net income (loss)									(425,153,181)				(425,153,181)		(36,536,272)		(461,689,453)
Shares repurchase of Urban Group					¥ (16,971,057)								(16,971,057)				(16,971,057)
Shares repurchase of Urban Group (in Shares) | shares					(870,908)	(870,908)
Deconsolidation or disposal of subsidiaries															(108,190,481)		(108,190,481)
Foreign currency translation adjustments											(11,361,872)		(11,361,872)				(11,361,872)
Unrealized losses on available-for-sale investments											(2,786,931)		(2,786,931)				(2,786,931)
Share-based compensation (Note 21)							(62,356)						(62,356)				(62,356)
Balance at Dec. 31, 2022	¥ 222,587,070		¥ 115,534,210		¥ (16,971,057)		2,080,450,699		(817,544,056)		27,732,104		1,611,788,970		46,603,922		1,658,392,892
Balance (in Shares) at Dec. 31, 2022 | shares	68,286,954	68,286,954	34,762,909	34,762,909
Balance (in Shares) at Dec. 31, 2022 | shares					(870,908)	(870,908)
Balance (in Dollars)	¥ 222,587,070		¥ 115,534,210		¥ (16,971,057)		2,080,450,699		(817,544,056)		27,732,104		1,611,788,970		46,603,922		1,658,392,892
Effect of adoption of ASU 2016-03									(20,112,051)				(20,112,051)				(20,112,051)
Repurchase of ordinary shares					¥ (19,706,775)								(19,706,775)				(19,706,775)
Repurchase of ordinary shares (in Shares) | shares					(635,434)	(635,434)
Business combinations under common control							(399,800,000)						(399,800,000)				(399,800,000)
Purchase of noncontrolling interests
Net income (loss)									269,316,308				269,316,308		(8,788,707)		260,527,601
Foreign currency translation adjustments											672,112		672,112				672,112
Unrealized losses on available-for-sale investments											(2,934)		(2,934)				(2,934)
Share-based compensation (Note 21)							62,650						62,650				62,650
Balance at Dec. 31, 2023	¥ 222,587,070		¥ 115,534,210		¥ (36,677,832)		1,680,713,349		(568,339,799)		28,401,282		1,442,218,280		37,815,215		1,480,033,495
Balance (in Shares) at Dec. 31, 2023 | shares	68,286,954	68,286,954	34,762,909	34,762,909
Balance (in Shares) at Dec. 31, 2023 | shares					(1,506,342)	(1,506,342)
Balance (in Dollars)	¥ 222,587,070		¥ 115,534,210		¥ (36,677,832)		1,680,713,349		(568,339,799)		28,401,282		1,442,218,280		37,815,215		1,480,033,495
Repurchase of ordinary shares					¥ (365,284)								(365,284)				(365,284)
Repurchase of ordinary shares (in Shares) | shares					(19,030)	(19,030)
Distribution to the shareholders							(70,176,000)						(70,176,000)		(869,400)		(71,045,400)
Purchase of noncontrolling interests							(566,000)						(566,000)		(400,000)		(966,000)	$ (132,341)
Net income (loss)									110,002,230				110,002,230		(2,687,878)		107,314,352	14,702,008
Foreign currency translation adjustments											(22,374,019)		(22,374,019)				(22,374,019)	(3,065,228)
Unrealized losses on available-for-sale investments											6,000		6,000				6,000
Share-based compensation (Note 21)							923						923				923
Balance at Dec. 31, 2024	¥ 222,587,070	$ 30,494,304	¥ 115,534,210	$ 15,828,122	¥ (37,043,116)	$ (5,074,886)	1,609,972,272	$ 220,565,297	(458,337,569)	$ (62,791,989)	6,033,263	$ 826,554	1,458,746,130	$ 199,847,402	33,857,937	$ 4,638,518	1,492,604,067	204,485,920
Balance (in Shares) at Dec. 31, 2024 | shares	68,286,954	68,286,954	34,762,909	34,762,909
Balance (in Shares) at Dec. 31, 2024 | shares					(1,525,372)	(1,525,372)
Balance (in Dollars)	¥ 222,587,070	$ 30,494,304	¥ 115,534,210	$ 15,828,122	¥ (37,043,116)	$ (5,074,886)	¥ 1,609,972,272	$ 220,565,297	¥ (458,337,569)	$ (62,791,989)	¥ 6,033,263	$ 826,554	¥ 1,458,746,130	$ 199,847,402	¥ 33,857,937	$ 4,638,518	¥ 1,492,604,067	$ 204,485,920